WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Warrants Issued in Conjunction with Convertible Notes

The warrants issued in conjunction with the convertible notes expire November 24, 2020 and are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Company’s ADS as follows:

Warrants	Principle Amount	Exercise Price
Tranche I	US$5,000,000	US$1.5
Tranche A	US$2,750,000	US$2.6
Tranche B	US$1,650,000	US$5.2
Tranche C	US$550,000	US$7.8

Assumptions Used in Black-Scholes Option Pricing Model for Warrants

The assumptions used in the Black-Scholes option pricing model for the warrants were as follows:

Risk-free interest rate	1.71%
Expected volatility of common stock	63.25%
Dividend yield	0.00%
Expected life of warrants	5 years